Fees Summary	Oct. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,439,000
Previously Paid Amount	0.00
Total Fee Amount	336.83
Total Offset Amount	0.00
Net Fee	336.83
Narrative - Max Aggregate Offering Price	$ 2,439,000
Final Prospectus	true